Business And Credit Concentrations, Major Customers And Geographic Information (Schedule Of Revenue Attributed To United States And All Other Countries) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 19,244,066	$ 19,601,919	$ 19,124,600	$ 17,295,453	$ 22,134,429	$ 22,003,689	$ 22,051,197	$ 17,334,015	$ 75,266,038	$ 83,523,330	$ 73,339,591
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									52,931,288	62,010,259	55,575,212
Outside the United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									$ 22,334,750	$ 21,513,071	$ 17,764,379